Annual Fund Operating Expenses - iShares Agency Bond ETF - iShares Agency Bond ETF	Feb. 28, 2026	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.